Land Use Right	12 Months Ended
Sep. 30, 2022
Land Use Right [Abstract]
LAND USE RIGHT
9.	LAND USE RIGHT

On March 12, 2021, Jiangsu EZGO entered into an Asset Purchase Arrangement Agreement with Benlin Huang, an individual, and Tianjin Jiahao, a non-affiliated third party, pursuant to which Jiangsu EZGO agreed to purchase certain land and plant of Tianjin Jiahao for the Company’s future production and business development.

On April 2, 2021, Jiangsu EZGO received a written Notice of Assignment, pursuant to which Benlin Huang assigned and transferred all of his rights, titles, and obligations under the Asset Purchase Arrangement Agreement to Shanghai Mingli.

On April 19, 2021, Jiangsu EZGO entered into a Shares Purchase Agreement with Shanghai Mingli and Tianjin Jiahao pursuant to which Jiangsu EZGO obtained the right to purchase 100% of the outstanding shares of Shanghai Mingli.

On June 28, 2021, Jiangsu EZGO completed the asset acquisition of Tianjin Jiahao for approximately $10.16 million, and Tianjin Jiahao became Jiangsu EZGO’s wholly-owned subsidiary. For the most recent five years, Tianjin Jiahao did not have employee or generate any revenue; and the assets of Tianjin Jiahao only consisted of buildings and land-used right, thus, according to ASC 805-10-55-3A&4, Tianjin Jiahao was not a business. The acquisition of Tianjin Jianhao was accounted for as asset acquisition. The purchase price was allocated to the buildings and land use right based on their respective estimated FV. The land use right is in Tianjin city, Hebei province. In January 2022, the original value was $2.8 million of the buildings was re-allocated to land use right according to a formal valuation report issued by the independent third-party valuation specialist. The remaining land use right has a term of 36.5 years and will expire on December 4, 2057. For the years ended September 30, 2020, 2021 and 2022, the Company recognized amortization expense of nil, $30,804 and $184,930

The following table presents future amortization as of September 30, 2022:

Years Ended September 30,	Amount
2023	$204,646
2024	204,646
2025	204,646
2026	204,646
2027 and thereafter	5,864,113
$6,682,696